LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease liabilities [abstract]
Amortization of right-of-use assets	$ 101	$ 93	$ 203	$ 167
Lease payments	$ 124	$ 96	$ 260	$ 191